Audit, audit related and other non-audit services (Tables)	12 Months Ended
Mar. 31, 2019
Non Audit Fees [Abstract]
Summary of Fees Paid or Payable to Company's Auditors

The following fees were paid or are payable to the company’s auditors, KPMG LLP and other firms in the KPMG network, for the year ended 31 March 2019. Figures in the table below for the years ended 31 March 2017 and 2018 are in respect of fees paid to the company’s previous auditors, PricewaterhouseCoopers LLP.

Year ended 31 March	2019 £000	2018 £000	2017 £000

Fees payable to the company’s auditors and its associates for:
Audit services[a,b]
The audit of the parent company and the consolidated financial statements	8,118	5,372	4,271
The audit of the company’s subsidiaries	6,049	5,866	5,664
	14,167	11,238	9,935

Audit related assurance services[c]	2,236	1,631	1,865
Other non-audit services
Taxation compliance services[d]	–	-	366
Taxation advisory services[e]	–	-	111
All other assurance services[f]	748	211	200
All other services[g]	210	592	2,332
	958	803	3,009
Total services	17,361	13,672	14,809

[a] Services in relation to the audit of the parent company and the consolidated financial statements, including fees for reports under section 404 of the Sarbanes-Oxley Act. This also includes fees payable for the statutory audits of the financial statements of subsidiary companies. This excludes amounts for the audit of BT Group Employee Share Ownership Trust and Ilford Trustees (Jersey) Limited amounting to £32,000.

[b] During the year a further £446,000 of fees were payable to PricewaterhouseCoopers LLP in relation to the audit of 2017/18 subsidiary accounts and the audit of our restated IAS19 accounting valuation of retirement benefit obligations, which have not been included in the 2019 balances in the above table.

[c] Services in relation to other statutory filings or engagements that are required by law or regulation to be carried out by an appointed auditor. This includes fees for the review of interim results, the accrued fee for the audit of the group’s regulatory financial statements and reporting associated with the group’s US debt shelf registration.

[d]	Services relating to tax returns, tax audits, monitoring and enquiries.
[e]	Fees payable for all taxation advisory services not falling within taxation compliance.

[f] All other assurance services include fees payable to KPMG LLP for agreed upon procedures performed on the estimated impact of the new IFRS 15 revenue accounting standard, which took effect from 1 April 2018 for the 2017/18 audit.

[g]	Fees payable for all non-audit services not covered above, principally comprising other advisory services.

Summary of Total Fees Received by Company's Auditors from the BT Pension Scheme	In the year ended 31 March 2019 KPMG LLP received total fees from the BT Pension Scheme of £1.1m (PricewaterhouseCoopers LLP: 2017/18: £2.1m, 2016/17: £2.1m) in respect of the following services:
Year ended 31 March	2019 £000	2018 £000	2017 £000

Audit of financial statements of associates	1,005	345	251
Audit-related assurance services	53	–	–
Taxation compliance services	–	153	210
Taxation advisory services	–	1,074	493
Other non-audit services	62	565	1,168
Total services	1,120	2,137	2,122